Obligations under capital leases	12 Months Ended
Dec. 31, 2011
Obligations under capital leases
11	Obligations under capital leases

Certain of office equipment have been acquired under capital leases. Obligations under capital were as follows:

	December 31
	2010 RMB	2011 RMB	2011 USD
			(unaudited)
Net minimum lease payments due:
Within one year	320,751	-	-
Later than one year	-	-	-
Total net minimum lease payments	320,751	-	-

Less: Amount representing interest	(6,216)	-	-

Present value of net minimum lease payments	314,535	-	-
Less: current portion	(314,535)	-	-

Obligations under capital leases – non-current	-	-	-